Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes Explanatory [Abstract]
Schedule of deferred tax recovery
($000s)	2021	2020
Deferred tax expense (recovery)	4,630	(800)
	4,630	(800)

Schedule of tax expense recognized in other comprehensive income or directly in equity
($000s)	2021	2020
Financing costs - recognized in statement of equity	(438)	(2,698)
Unrealized gain or loss on marketable securities - recognized in OCI	(61)	106
	(499)	(2,592)

Schedule of reconciliation of the effective rate of income tax
($000s)	2021	2020
Income (loss) before income taxes	5,525	(15,742)
	26.63%	26.58%
Tax expense calculated
Using statutory rates	1,471	(4,184)
Non-deductible items	303	1,897
Difference in foreign tax rates	(8)	10
Change in deferred tax rates	(132)	1,217
Movement in tax benefits not recognized	949	(1,078)
Impact of true-up of prior year balances	1	27
Renouncement of flow-through expenditures	2,020	1,357
Other	24	(46)
Income tax expense (recovery)	4,630	(800)

Schedule of deferred income tax assets and liabilities
($000s)	December 31, 2021	December 31, 2020
Deferred income tax assets:
Property and equipment	292	258
Provision for reclamation liabilities	595	822
Financing costs	2,080	2,480
Non-capital loss carryforwards	33,098	28,664

Deferred income tax liabilities:
Mineral interests	(59,229)	(51,258)
Net deferred income tax liabilities	(23,164)	(19,034)

Schedule of unrecognized deferred tax assets
($000s)	December 31, 2021	December 31, 2020
Marketable securities	182	167
Loss carryforwards	798	742
Investment tax credits	1,481	1,481
Foreign tax credits	268	268
Mineral properties	140	153
Provision for reclamation liabilities	1,083	241

Schedule of income tax attributes
	($000s)	Expiry date
Canadian non-capital losses	124,029	2026 to 2041
Canadian capital losses	2,571	Indefinite
Canadian tax basis of mineral interest	371,059	Indefinite

US non-capital losses	432	2041
US capital losses	1,634	2025
US tax basis of mineral interest	18,824	Indefinite